May 30, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

     Re:  Insured Municipals Income Trust, 157th Insured Multi-Series
          File No. 33-52221   CIK #897380

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 5 to the Post- Effective, which was the most recent amendment to the Post-Effective of the Registration Statement, was filed electronically with the Commission on May 25, 1999.

                                    Very truly yours,


                                    Van Kampen Funds Inc.